Horizon Expedition Plus ETF
Schedule of Investments
February 28, 2025 (Unaudited)

COMMON STOCKS - 100.3%		Shares	Value
Banking - 4.1%
Bank of America Corp.		1,806	$83,256
Citigroup, Inc.		525	41,974
JPMorgan Chase & Co.		735	194,518
M&T Bank Corp.		63	12,078
US Bancorp		441	20,683
Wells Fargo & Co.		819	64,144
			416,653

Consumer Discretionary Products - 2.9%
Deckers Outdoor Corp. (a)		42	5,853
General Motors Co.		420	20,635
Tesla, Inc. (a)		924	270,713
			297,201

Consumer Discretionary Services - 1.2%
Carnival Corp. (a)		399	9,548
Chipotle Mexican Grill, Inc. (a)		357	19,267
Hilton Worldwide Holdings, Inc.		84	22,257
Las Vegas Sands Corp.		231	10,328
Live Nation Entertainment, Inc. (a)		84	12,042
Marriott International, Inc. - Class A		84	23,558
Royal Caribbean Cruises Ltd.		84	20,673
			117,673

Consumer Staple Products - 1.1%
Altria Group, Inc.		399	22,284
Coca-Cola Co.		504	35,890
Colgate-Palmolive Co.		126	11,487
Philip Morris International, Inc.		252	39,131
			108,792

Financial Services - 8.3%
American Express Co.		210	63,202
Ameriprise Financial, Inc.		42	22,567
Apollo Global Management, Inc.		189	28,212
Blackrock, Inc.		42	41,067
Blackstone, Inc.		231	37,228
Capital One Financial Corp.		105	21,058
CME Group, Inc.		84	21,317
Corpay, Inc. (a)		21	7,708
Fiserv, Inc. (a)		147	34,646
Goldman Sachs Group, Inc.		84	52,272
KKR & Co., Inc.		273	37,016
Mastercard, Inc. - Class A		210	121,025
Moody's Corp.		42	21,165
Morgan Stanley		462	61,497
MSCI, Inc.		21	12,401
Nasdaq, Inc.		273	22,599
PayPal Holdings, Inc. (a)		336	23,873
Raymond James Financial, Inc.		63	9,744
State Street Corp.		105	10,419
Synchrony Financial		147	8,920
Verisk Analytics, Inc.		42	12,470
Visa, Inc. - Class A		483	175,189
			845,595

Health Care - 6.1%
Abbott Laboratories		273	37,677
AbbVie, Inc.		252	52,676
Agilent Technologies, Inc.		63	8,059
Becton Dickinson & Co.		42	9,472
Boston Scientific Corp. (a)		420	43,592
Bristol-Myers Squibb Co.		378	22,536
Cencora, Inc.		42	10,649
Danaher Corp.		84	17,452
Edwards Lifesciences Corp. (a)		147	10,528
Eli Lilly & Co.		189	173,999
GE HealthCare Technologies, Inc.		126	11,006
Gilead Sciences, Inc.		231	26,406
HCA Healthcare, Inc.		42	12,865
Intuitive Surgical, Inc. (a)		105	60,181
McKesson Corp.		21	13,445
Medtronic PLC		126	11,594
ResMed, Inc.		42	9,808
Stryker Corp.		84	32,440
Thermo Fisher Scientific, Inc.		63	33,324
Waters Corp. (a)		21	7,924
Zoetis, Inc.		63	10,536
			616,169

Industrial Products - 5.6%
3M Co.		147	22,803
AMETEK, Inc.		63	11,926
Amphenol Corp. - Class A		147	9,790
Axon Enterprise, Inc. (a)		42	22,195
Carrier Global Corp.		294	19,051
Caterpillar, Inc.		105	36,115
Cummins, Inc.		63	23,195
Deere & Co.		42	20,193
Dover Corp.		63	12,523
Eaton Corp. PLC		126	36,958
Emerson Electric Co.		168	20,431
GE Vernova, Inc.		21	7,039
General Electric Co.		294	60,852
Honeywell International, Inc.		147	31,295
Howmet Aerospace, Inc.		168	22,949
Hubbell, Inc.		21	7,803
Ingersoll Rand, Inc.		105	8,902
Johnson Controls International PLC		252	21,586
Keysight Technologies, Inc. (a)		63	10,050
Lennox International, Inc.		21	12,622
PACCAR, Inc.		189	20,268
Parker-Hannifin Corp.		42	28,077
RTX Corp.		252	33,514
Trane Technologies PLC		84	29,711
TransDigm Group, Inc.		21	28,711
Westinghouse Air Brake Technologies Corp.		42	7,785
			566,344

Industrial Services - 2.3%
Automatic Data Processing, Inc.		105	33,094
Cintas Corp.		105	21,787
CSX Corp.		315	10,083
Delta Air Lines, Inc.		315	18,938
Fastenal Co.		147	11,132
FedEx Corp.		42	11,042
Norfolk Southern Corp.		42	10,321
Old Dominion Freight Line, Inc.		63	11,120
Paychex, Inc.		63	9,555
Quanta Services, Inc.		63	16,357
Republic Services, Inc.		42	9,955
Union Pacific Corp.		84	20,722
United Airlines Holdings, Inc. (a)		105	9,850
United Rentals, Inc.		21	13,489
WW Grainger, Inc.		21	21,445
			228,890

Insurance - 1.1%
Aon PLC - Class A		63	25,774
Arthur J Gallagher & Co.		63	21,278
Brown & Brown, Inc.		105	12,447
MetLife, Inc.		126	10,859
Progressive Corp.		84	23,688
Prudential Financial, Inc.		84	9,668
Travelers Cos., Inc.		42	10,857
			114,571

Materials - 1.0%
Air Products and Chemicals, Inc.		42	13,278
Corteva, Inc.		168	10,581
Ecolab, Inc.		42	11,299
Freeport-McMoRan, Inc.		252	9,301
Linde PLC		42	19,616
Sherwin-Williams Co.		63	22,823
Vulcan Materials Co.		42	10,387
			97,285

Media - 15.1%
Airbnb, Inc. - Class A (a)		147	20,414
Alphabet, Inc. - Class A		3,591	611,475
Booking Holdings, Inc.		21	105,336
Charter Communications, Inc. - Class A (a)		21	7,635
Expedia Group, Inc. (a)		63	12,471
GoDaddy, Inc. - Class A (a)		42	7,539
Meta Platforms, Inc. - Class A		798	533,224
Netflix, Inc. (a)		126	123,551
Take-Two Interactive Software, Inc. (a)		63	13,355
Uber Technologies, Inc. (a)		462	35,117
Walt Disney Co.		483	54,965
			1,525,082

Oil & Gas - 1.6%
Baker Hughes Co.		441	19,664
Chevron Corp.		189	29,979
EOG Resources, Inc.		84	10,663
EQT Corp.		189	9,104
Hess Corp.		63	9,383
Kinder Morgan, Inc.		693	18,781
ONEOK, Inc.		189	18,974
Targa Resources Corp.		105	21,181
Williams Cos., Inc.		357	20,770
			158,499

Real Estate - 1.3%
CBRE Group, Inc. - Class A (a)		84	11,923
Digital Realty Trust, Inc.		126	19,696
Equinix, Inc.		42	37,994
Iron Mountain, Inc.		105	9,783
Simon Property Group, Inc.		126	23,447
Welltower, Inc.		168	25,790
			128,633

Retail & Wholesale - Discretionary - 8.8%
Amazon.com, Inc. (a)		3,150	668,682
Copart, Inc. (a)		378	20,714
eBay, Inc.		168	10,876
Home Depot, Inc.		189	74,957
Lowe's Cos., Inc.		84	20,886
Lululemon Athletica, Inc. (a)		63	23,033
O'Reilly Automotive, Inc. (a)		21	28,847
Ross Stores, Inc.		63	8,840
TJX Cos., Inc.		252	31,440
			888,275

Retail & Wholesale - Staples - 3.2%
Costco Wholesale Corp.		126	132,125
Kroger Co.		189	12,251
Walmart, Inc.		1,827	180,160
			324,536

Software & Tech Services - 11.1%
ANSYS, Inc. (a)		21	6,998
Autodesk, Inc. (a)		42	11,517
Cadence Design Systems, Inc. (a)		42	10,521
Crowdstrike Holdings, Inc. - Class A (a)		21	8,183
Fortinet, Inc. (a)		105	11,341
Gartner, Inc. (a)		21	10,465
International Business Machines Corp.		189	47,711
Intuit, Inc.		42	25,781
Microsoft Corp.		1,701	675,280
Oracle Corp.		651	108,105
Palantir Technologies, Inc. - Class A (a)		588	49,933
Palo Alto Networks, Inc. (a)		126	23,994
Salesforce, Inc.		252	75,058
ServiceNow, Inc. (a)		42	39,050
Synopsys, Inc. (a)		21	9,603
Workday, Inc. - Class A (a)		42	11,061
			1,124,601

Tech Hardware & Semiconductors - 24.0%
Advanced Micro Devices, Inc. (a)		168	16,776
Analog Devices, Inc.		42	9,663
Apple, Inc.		4,095	990,335
Applied Materials, Inc.		63	9,958
Arista Networks, Inc. (a)		252	23,449
Broadcom, Inc.		1,365	272,222
Cisco Systems, Inc.		693	44,428
Corning, Inc.		210	10,531
Dell Technologies, Inc. - Class C		105	10,790
Garmin Ltd.		105	24,038
Hewlett Packard Enterprise Co.		462	9,152
KLA Corp.		21	14,886
Lam Research Corp.		126	9,669
Micron Technology, Inc.		105	9,831
Motorola Solutions, Inc.		21	9,245
NVIDIA Corp.		7,308	912,915
QUALCOMM, Inc.		189	29,705
Texas Instruments, Inc.		105	20,579
			2,428,172

Telecommunications - 1.0%
AT&T, Inc.		945	25,903
T-Mobile US, Inc.		231	62,298
Verizon Communications, Inc.		273	11,766
			99,967

Utilities - 0.5%
Constellation Energy Corp.		105	26,307
NextEra Energy, Inc.		147	10,315
Vistra Corp.		126	16,841
			53,463
TOTAL COMMON STOCKS (Cost $10,541,604)			10,140,401

PURCHASED OPTIONS - 0.9%(a)	Notional Amount	Contracts	Value
Put Options - 0.9%			$–
SPDR S&P 500 ETF Trust (b)(c)		–	$–
Expiration: 03/06/2025; Exercise Price: $586.00	$ 2,554,974	43	9,313
Expiration: 03/13/2025; Exercise Price: $594.00	2,554,974	43	30,269
Expiration: 03/20/2025; Exercise Price: $594.00	2,554,974	43	35,552
Expiration: 03/27/2025; Exercise Price: $575.00	2,554,974	43	20,248
TOTAL PURCHASED OPTIONS (Cost $73,074)			95,382

SHORT-TERM INVESTMENTS - 0.3%		Shares	Value
Money Market Funds - 0.3%
First American Government Obligations Fund - Class X, 4.29% (d)		28,435	28,435
TOTAL SHORT-TERM INVESTMENTS (Cost $28,435)			28,435

TOTAL INVESTMENTS - 101.5% (Cost $10,643,113)			10,264,218
Liabilities in Excess of Other Assets - (1.5)%			(151,501)
TOTAL NET ASSETS - 100.0%			$10,112,717
two			–%
Percentages are stated as a percent of net assets.			–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	Exchange-traded.
(c)	100 shares per contract.
(d)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.

Horizon Expedition Plus ETF
Schedule of Written Options
February 28, 2025 (Unaudited)

WRITTEN OPTIONS - (1.7)%	Notional Amount	Contracts	Value
Put Options - (1.7)%
SPDR S&P 500 ETF Trust (a)(b)		–	$–
Expiration: 03/06/2025; Exercise Price: $598.00	(2,554,974)	(43)	(28,378)
Expiration: 03/13/2025; Exercise Price: $605.00	(2,554,974)	(43)	(54,834)
Expiration: 03/20/2025; Exercise Price: $605.00	(2,554,974)	(43)	(58,013)
Expiration: 03/27/2025; Exercise Price: $589.00	(2,554,974)	(43)	(35,299)
Total Put Options			(176,524)
TOTAL WRITTEN OPTIONS (Premiums received $120,898)			$(176,524)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

Horizon Expedition Plus ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$10,140,401	$–	$–	$10,140,401
Purchased Options	–	95,382	–	95,382
Money Market Funds	28,435	–	–	28,435
Total Investments	$10,168,836	$95,382	$–	$10,264,218

Liabilities:
Investments:
Written Options	$–	$(176,524)	$–	$(176,524)
Total Investments	$–	$(176,524)	$–	$(176,524)

Refer to the Schedule of Investments for further disaggregation of investment categories.